Expense Example - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Class K Shares	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 885